LEASES	12 Months Ended
Dec. 31, 2017
LEASES
LEASES

13. LEASES

       (A)    Finance Leases

The Company has entered into sale-leaseback agreements with third parties for various fixed and mobile equipment within Canada. These arrangements represent sale-leaseback transactions in accordance with IAS 17 – Leases ("IAS 17"). The sale-leaseback agreements have an average effective annual interest rate of 3.3% and maturities up to 2019.

All of the sale-leaseback agreements have end of lease clauses that qualify as bargain purchase options that the Company expects to execute. As at December 31, 2017, the total net book value of assets recorded under sale-leaseback finance leases amounted to $3.3 million (2016 – $5.3 million).

The Company has agreements with third party providers of mobile equipment with an average effective annual interest rate of 4.3% and maturities up to 2019. These arrangements represent finance leases in accordance with the guidance in IAS 17. As at December 31, 2017, the Company's attributable finance lease obligations were $3.3 million (2016 – $5.9 million).

The following table sets out future minimum lease payments under finance leases together with the present value of the net minimum lease payments:

	As at December 31, 2017			As at December 31, 2016
	Minimum Finance Lease Payments	Interest	Present Value	Minimum Finance Lease Payments	Interest	Present Value

Within 1 year	$3,570	$158	$3,412	$5,955	$420	$5,535

Between 1 – 5 years	1,971	56	$1,915	6,630	311	6,319

Total	$5,541	$214	$5,327	$12,585	$731	$11,854

As at December 31, 2017, the total net book value of assets recorded under finance leases, including sale-leaseback finance leases, was $8.4 million (2016 – $21.1 million). The amortization of assets recorded under finance leases is included in the amortization of property, plant and mine development line item of the consolidated statements of income and comprehensive income.

(B)	Operating Leases

The Company has a number of operating lease agreements involving office facilities and equipment. Some of the leases for office facilities contain escalation clauses for increases in operating costs and property taxes. Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms in excess of one year are as follows:

	As at December 31, 2017	As at December 31, 2016

Within 1 year	$4,305	$3,691

Between 1 – 3 years	7,415	4,780

Between 3 – 5 years	7,484	2,127

Thereafter	9,429	9,543

Total	$28,633	$20,141

During the year ended December 31, 2017, $6.3 million (2016 – $2.1 million) of operating lease payments were recognized in the consolidated statements of income and comprehensive income.